Document And Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Vistra Energy Corp.
Entity Central Index Key	0001692819
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Period End Date	Dec. 31, 2017
Amendment Flag	false